NON-CONTROLLING INTERESTS - GP REU distributions and summary (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
		Jun. 30, 2020	Feb. 29, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2018
Disclosure of dividends [line items]
Revenues	[1]			$ 3,971		$ 3,797		$ 2,772
Net income	[1]			80		583		4
Comprehensive income	[1]			2,025		4,474		1,354
Net income attributable to:
Property, plant and equipment, at fair value				41,055	[1]	38,177	[1]	32,708	$ 32,708	[1]
Total assets	[1]			$ 46,196		$ 43,508			36,796
LP Units
Disclosure of dividends [line items]
Dividends recognised as distributions to owners per share (in dollars per share)		$ 48.85	$ 1.74
Carrying value of:
Number of shares outstanding (in shares)				178,977,800		178,821,204
Non-controlling interests
Disclosure of dividends [line items]
Distributions				$ 323		$ 300		278
Revenues				3,971		3,797		2,772
Net income				80		583		4
Comprehensive income				2,025		4,474		$ 1,354
Net income attributable to:
Property, plant and equipment, at fair value				41,055		38,177
Total assets				46,196		43,508
Total borrowings				17,300		16,546
Total liabilities				25,716		24,106
Carrying value of:
Non-controlling interests				$ 15,068		$ 14,190
Non-controlling interests | Bottom of range [member]
Disclosure of dividends [line items]
Dividends recognised as distributions to owners per share (in dollars per share)				$ 0.300
Non-controlling interests | Top of range [member]
Disclosure of dividends [line items]
Dividends recognised as distributions to owners per share (in dollars per share)				0.338
Non-controlling interests | BRELP
Disclosure of dividends [line items]
Dividends recognised as distributions to owners per share (in dollars per share)				$ 0.4225
Incentive distribution, percent				25.00%
Non-controlling interests | LP Units
Carrying value of:
Weighted average number of units (in shares)				178,900,000		180,200,000		173,500,000
Number of shares outstanding (in shares)				179,000,000		178,800,000
Non-controlling interests | LP Units | BRELP
Disclosure of dividends [line items]
Dividends recognised as distributions to owners per share (in dollars per share)				$ 0.375
Incentive distribution, percent				15.00%
Non-controlling interests | GP interests
Disclosure of dividends [line items]
Common units outstanding (in shares)				2,651,506		2,651,506
Distributions				$ 55		$ 45		$ 35
Net income attributable to:
Net income (loss) allocated to non-controlling interests				50		41		$ 29
Carrying value of:
Non-controlling interests				$ 68		$ 67
Weighted average number of units (in shares)				2,700,000		2,700,000		2,700,000
Number of shares outstanding (in shares)				2,700,000		2,700,000
Non-controlling interests | Redeemable/exchangeable partnership units
Disclosure of dividends [line items]
Ownership percentage				100.00%
Common units outstanding (in shares)				129,658,623		129,658,623
Net income attributable to:
Net income (loss) allocated to non-controlling interests				$ (65)		$ 16		$ (36)
Carrying value of:
Non-controlling interests				$ 3,317		$ 3,266
Weighted average number of units (in shares)				129,700,000		129,700,000		129,700,000
Number of shares outstanding (in shares)				129,700,000		129,700,000
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of dividends [line items]
Net income				$ 50		$ 41		$ 29
Net income attributable to:
Net income (loss) allocated to non-controlling interests	[1]			50		41		29
Carrying value of:
Non-controlling interests	[1]			68		67			58
General partnership interest in a holding subsidiary held by Brookfield | GP interests
Disclosure of dividends [line items]
Distributions				5		5		5
Incentive Distribution | GP interests
Disclosure of dividends [line items]
Distributions				50		40		30
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of dividends [line items]
Net income				(65)		16		(36)
Net income attributable to:
Net income (loss) allocated to non-controlling interests	[1]			(65)		16		(36)
Carrying value of:
Non-controlling interests	[1]			3,317		3,266			$ 2,843
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield | Redeemable/exchangeable partnership units
Disclosure of dividends [line items]
Distributions				$ 268		$ 255		$ 243

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).